RELATED PARTY TRANSACTION (Details Narrative)															1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 09, 2022 USD ($) $ / shares shares	Mar. 15, 2022 USD ($) $ / shares shares	Oct. 13, 2021 USD ($) $ / shares shares	Oct. 01, 2021 USD ($) $ / shares shares	Apr. 01, 2021 USD ($) $ / shares shares	Feb. 12, 2021 USD ($) shares	Jan. 07, 2021 USD ($) shares	Oct. 10, 2020 USD ($) shares	Dec. 11, 2019 USD ($)	Oct. 02, 2019 USD ($)	Jun. 11, 2019 USD ($)	Jan. 12, 2016 USD ($) integer	Nov. 03, 2015 USD ($)	Sep. 14, 2015 USD ($)	Sep. 15, 2021 USD ($) $ / shares shares	Feb. 22, 2021 USD ($) $ / shares shares	Feb. 15, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 19, 2021 USD ($) shares	Nov. 24, 2020 USD ($) shares	Feb. 15, 2019 USD ($) shares	Oct. 31, 2017 USD ($) integer	Oct. 26, 2015 USD ($)	Oct. 19, 2015 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Apr. 30, 2020 USD ($)
Interest Related Party																											$ 15,000		$ 7,500	$ 42,833
Stock price | $ / shares				$ 0.081
Issued shares of common stock | shares				750,000																							100,000
Interest				$ 15,000																					$ 0	$ 416	$ 37,912	$ 9,051	46,964	58,896
Note borrowing				$ 200,000
Loss On Conversion																													2,218,382	0
Issued shares of common stock | shares																															12,000	24,000
Cash																									$ 128,629		$ 128,629		174,477	437,126
Assets fair value																													0	$ 0
Sold of common stock, shares | shares						834,986	2,920,896	3,757,437										6,259,063	1,252,479	8,349,860
Proceeds from private placements						$ 20,000	$ 70,000	$ 90,000										$ 150,000	$ 30,000	$ 200,000
Accumulated Deficit
Maturity term														2 years
Holloman Value Holdings, LLC [Member]
Consolidated total loan balance																															$ 645,000
Maturity term									2 years	2 years	2 years		2 years										2 years
Loan agreement									$ 200,000	$ 10,000	$ 30,000		$ 35,000	$ 100,000									$ 20,000	$ 1,600,000
loan accrued interest									5.00%	5.00%	5.00%		5.00%	5.00%									5.00%	2.00%
Interest bearing																															5.00%
Loan Borrowed														$ 100,000
Holloman Holdings [Member]
Sold of common stock, shares | shares																					3,750,000
Proceeds from private placements																					$ 75,000
Monthly payment																													5,000
Monthly fees reduced																													2,000
Office expense																															$ 12,000	$ 24,000
Issued common stock of office expences, share | shares																															1,367,532	1,740,815
management fees																															$ 1,445	$ 6,545
Issued common stock of management fees, share | shares																															96,591	478,815
Holloman Corporation [Member]
Accrued interest																																	$ 231,317
Cash																																	32,350
Assets fair value																																	52,510
Outstanding payables																																	25,201
Remaining related party amount																																	171,478
P2B Capital [Member]
Issued Shares Of Restricted Stock Private Offering | shares																														100,000,000
Desciption Of Dark Alpha Capital Llc																														advisor on operations, finance, legal matters, and business development, including acquisitions
Private offering in exchange for cash																														$ 1,000
Value of restricted stock private offering in exchange																														$ 5,300,000
Dark Alpha Capital LLC [Member]
Stock price | $ / shares																	$ 0.074
Issued Shares Of Restricted Stock Private Offering | shares															875,000		875,000
Desciption Of Dark Alpha Capital Llc																	Topline Holdings Inc in consideration for advisor and managerial services
Priced Of Restricted Stock | $ / shares															$ 0.072
Value of restricted stock private offering in exchange															$ 63,000		$ 64,750
Sold of common stock, shares | shares															875,000		875,000
Topline Holdings Inc [Member]
Stock price | $ / shares	$ 0.033														$ 0.072	$ 0.0555	$ 0.074
fair value of common stock	$ 66,000	$ 104,000													$ 63,000	$ 11,579	$ 64,750
Issued shares of common stock | shares																208,635
Issued Shares Of Restricted Stock Private Offering | shares	2,000,000	2,000,000													875,000		875,000
Desciption Of Dark Alpha Capital Llc																	Topline Holdings Inc in consideration for advisor and managerial services
Priced Of Restricted Stock | $ / shares		$ 0.052
Sold of common stock, shares | shares																	875,000
Konkler Enterprises [Member]
Stock price | $ / shares																$ 0.0555
Issued shares of common stock | shares																2,337,228
fair value of common stock																$ 129,716
James Bradley [Member]
Stock price | $ / shares																$ 0.0555
Interest																$ 51,884
Debt																2,245,000																	2,245,000
Loss On Conversion																2,218,382
fair value of common stock																$ 129,716													$ 4,515,266
Issued shares of common stock | shares																65,285,714
Accrued interest																																	231,317
Cash																																	32,350
Assets fair value																																	52,510
Outstanding payables																																	25,201
Remaining related party amount																																	$ 171,478
P2B Capital LLC [Member]
Stock price | $ / shares					$ 0.055
Issued shares of common stock | shares					300,000
Interest																$ 42,833
Debt																2,245,000
Loss On Conversion																$ 2,218,382
fair value of common stock					$ 16,500
Chesapeake Group Inc [Member]
Stock price | $ / shares			$ 0.079
Issued shares of common stock | shares			632,912
fair value of common stock			$ 50,000
On January 19, 2022 | Juddah Holdings LLC [Member]
Loan agreement																						$ 1,600,000
Convertible borrowing notes, trading days | integer												30										30
Borrowing loan												$ 250,000
Interest bearing, Borrowing loan												5.00%
loan accrued interest, Amount																						$ 67,635